                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                     (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  03/31/07

              Date of Reporting Period:  Fiscal year ended 3/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Tax-Free Instruments Trust

Established 1981

A Portfolio of Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

March 31, 2007

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.029		0.020	0.008	0.004	0.010
Net realized gain on investments	0.000	[1]	--	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.029		0.020	0.008	0.004	0.010
Less Distributions:
Distributions from net investment income	(0.029)		(0.020)	(0.008)	(0.004)	(0.010)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.029)		(0.020)	(0.008)	(0.004)	(0.010)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	2.89%		2.04%	0.75%	0.39%	0.83%

Ratios to Average Net Assets:
Net expenses	0.76%		0.75%	0.75%	0.75%	0.75%
Net investment income	2.86%		2.03%	0.76%	0.39%	0.81%
Expense waiver/reimbursement [3]	0.06%		0.14%	0.17%	0.16%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,670,031		$2,521,430	$2,511,672	$2,461,922	$2,239,708

1 Represent less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.030		0.022	0.009	0.006	0.008
Net realized gain on investments	0.000	[1]	--	--	--	--
TOTAL FROM INVESTMENT OPERATIONS	0.030		0.022	0.009	0.006	0.008
Less Distributions:
Distributions from net investment income	(0.030)		(0.022)	(0.009)	(0.006)	(0.008)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--	--
TOTAL DISTRIBUTIONS	(0.030)		(0.022)	(0.009)	(0.006)	(0.008)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total Return [2]	3.06%		2.21%	0.92%	0.56%	0.98%

Ratios to Average Net Assets:
Net expenses	0.59%		0.59%	0.59%	0.59%	0.59%
Net investment income	3.01%		2.21%	0.92%	0.55%	0.97%
Expense waiver/reimbursement [3]	0.26%		0.27%	0.27%	0.26%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$222,721		$230,200	$220,681	$209,039	$375,724

1 Represents less than $0.001.

2 Based on net asset value.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2006	Ending Account Value 3/31/2007	Expenses Paid During Period [1]
Actual:
Investment Shares	$1,000	$1,014.50	$3.82
Institutional Service Shares	$1,000	$1,015.30	$2.96
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,021.14	$3.83
Institutional Service Shares	$1,000	$1,021.99	$2.97

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Investment Shares	0.76%
Institutional Service Shares	0.59%

Portfolio of Investments Summary Tables

At March 31, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	81.1%
Municipal Notes	10.6%
Commercial Paper	7.0%
Other Assets and Liabilities--Net [2]	1.3%
TOTAL	100.0%

At March 31, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.4%
8-30 Days	1.1%
31-90 Days	6.6%
91-180 Days	7.2%
181 Days or more	2.4%
Other Assets and Liabilities--Net [2]	1.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

March 31, 2007

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.7% [1]
		Alabama--0.9%
$6,000,000		Jefferson County, AL Sewer System, Warrants (Series 2002 A) Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 4/5/2007	$6,000,000
18,700,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-4) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.670%, 4/5/2007	18,700,000
		TOTAL	24,700,000
		Alaska--1.2%
7,050,000		North Slope Borough, AK, (Series B) Bonds (MBIA Insurance Corp. INS), 6/30/2007	6,986,601
5,120,000	[2,3]	Northern Tobacco Securitization Corp, AK, (MT-279) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 4/5/2007	5,120,000
21,000,000		Valdez, AK Marine Terminal, (Series 1994C), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	21,000,000
1,950,000		Valdez, AK Marine Terminal, (Series 2003A) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.800%, 4/2/2007	1,950,000
		TOTAL	35,056,601
		Arizona--1.8%
1,250,000		Apache County, AZ, IDA, (1983 Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 3.650%, 4/4/2007	1,250,000
510,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.830%, 4/5/2007	510,000
10,000,000	[2,3]	Arizona Health Facilities Authority, (MT-383) Weekly VRDNs (Phoenix Children's Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.730%, 4/5/2007	10,000,000
1,200,000		Arizona Health Facilities Authority, (Series 2005B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 3.680%, 4/4/2007	1,200,000
3,000,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 3.710%, 4/5/2007	3,000,000
1,000,000		Glendale, AZ, IDA Weekly VRDNs (Friendship Retirement Corp.)/(Wells Fargo Bank, N.A. LOC), 3.650%, 4/5/2007	1,000,000
9,725,000		Maricopa County, AZ, IDA, (Series 1984) Weekly VRDNs (Gannett Co., Inc.), 3.900%, 4/4/2007	9,725,000
1,000,000		Maricopa County, AZ, IDA, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 3.720%, 4/5/2007	1,000,000
6,000,000	[2,3]	Maricopa County, AZ, IDA, PUTTERs (Series 420) Weekly VRDNs (Catholic Healthcare West)/(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.710%, 4/6/2007	6,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Arizona--continued
$3,000,000		McAllister Academic Village, AZ LLC, (Series 2005A) Weekly VRDNs (Arizona State University)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.630%, 4/4/2007	$3,000,000
13,000,000	[2,3]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.700%, 4/5/2007	13,000,000
1,500,000		Yavapai, AZ, IDA, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 3.650%, 4/5/2007	1,500,000
		TOTAL	51,185,000
		California--1.4%
2,100,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 4.040%, 4/5/2007	2,100,000
20,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, (MT-400), 3.70% TOBs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007	20,000,000
18,000,000	[2,3]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1711P) Weekly VRDNs (Los Angeles, CA Unified School District)/(AMBAC, FSA, MBIA Insurance Corp. INS), JPMorgan Chase Bank, N.A. LIQ), 3.750%, 4/5/2007	18,000,000
		TOTAL	40,100,000
		Colorado--1.8%
3,190,000	[2,3]	Colorado Department of Transportation, ROCs (Series 4046) Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.710%, 4/5/2007	3,190,000
2,165,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 4/5/2007	2,165,000
105,000		Colorado Health Facilities Authority, (Series 1998E) Weekly VRDNs (Arkansas Valley)/(JPMorgan Chase Bank, N.A. LOC), 4.100%, 4/5/2007	105,000
510,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 4.100%, 4/5/2007	510,000
1,000,000		Colorado Postsecondary Educational Facilities, (Series 1997) Weekly VRDNs (Waldorf School Association of Boulder, Inc. - Shining Mountain Waldorf School)/(Key Bank, N.A. LOC), 3.730%, 4/5/2007	1,000,000
40,000,000	[2,3]	Denver Urban Renewal Authority, Stapleton Tax Increment Revenue (Series 2004 FR/RI-F7J) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.750%, 4/4/2007	40,000,000
2,320,000	[2,3]	E-470 Public Highway Authority, CO, GS Trust (Series 2006-79Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.710%, 4/5/2007	2,320,000
3,435,000		Mesa County, CO, (Series 1996) Weekly VRDNs (3D Systems Corp.)/(Wells Fargo Bank, N.A. LOC), 3.750%, 4/5/2007	3,435,000
		TOTAL	52,725,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Connecticut--1.1%
$6,000,000		Connecticut Development Authority, (Series 1999), 3.64% CP (New England Power Co.), Mandatory Tender 4/12/2007	$6,000,000
4,970,000	[2,3]	Connecticut State Airport, (PA-826R) Weekly VRDNs (Bradley International Airport)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 4/5/2007	4,970,000
6,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.720%, 4/4/2007	6,500,000
9,745,000	[2,3]	Connecticut State HFA, Variable Rate Certificates (Series 1998S) Weekly VRDNs (Bank of America N.A. LIQ), 3.690%, 4/5/2007	9,745,000
3,000,000	[2,3]	Connecticut State, PUTTERs (Series 1550) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.680%, 4/5/2007	3,000,000
600,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 3.620%, 4/5/2007	600,000
		TOTAL	30,815,000
		District of Columbia--2.6%
10,710,000	[2,3]	District of Columbia HFA, (Series 2005 BNY5) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.790%, 4/5/2007	10,710,000
2,415,500	[2,3]	District of Columbia HFA, (Series 2005 BNY6) Weekly VRDNs (Trinity Plus Funding Co. LLC)/(Bank of New York LIQ), 3.790%, 4/5/2007	2,415,500
3,620,000	[2,3]	District of Columbia HFA, Roaring Fork (Series 1999-2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 3.800%, 4/5/2007	3,620,000
8,330,000	[2,3]	District of Columbia Water & Sewer Authority, MERLOTS (Series 2000 A11) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.690%, 4/4/2007	8,330,000
18,330,000	[2,3]	District of Columbia, (PT-372A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 4/5/2007	18,330,000
11,260,000	[2,3]	District of Columbia, (PT-372B) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 4/5/2007	11,260,000
20,000,000	[2,3]	JPMorgan Chase & Co. I-Putters Trust (Series 1761P) Weekly VRDNs (Metropolitan Washington, DC Airports Authority)/(FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.900%, 4/5/2007	20,000,000
		TOTAL	74,665,500
		Florida--0.6%
5,365,000	[2,3]	Florida Housing Finance Corp., (PT-1345) Weekly VRDNs (Lake Forest Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.760%, 4/5/2007	5,365,000
3,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.760%, 4/4/2007	3,500,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/ (H.J. Heinz Co. GTD), 4.710%, 4/5/2007	3,800,000
6,000,000		Jacksonville, FL PCR, (Series 1995) Daily VRDNs (Florida Power & Light Co.), 3.850%, 4/2/2007	6,000,000
		TOTAL	18,665,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Georgia--0.3%
$2,500,000	[2,3]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.690%, 4/5/2007	$2,500,000
2,530,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 3.690%, 4/5/2007	2,530,000
3,920,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC), 3.750%, 4/5/2007	3,920,000
		TOTAL	8,950,000
		Hawaii--1.1%
180,000	[2,3]	Hawaii Finance and Development Corp., MERLOTS (Series 2001 A15) Weekly VRDNs (FNMA COL)/(Wachovia Bank N.A. LIQ), 3.740%, 4/4/2007	180,000
7,500,000		Hawaii State Department of Budget & Finance, (Series 2004B-1) Weekly VRDNs (Hawaii Pacific Health)/(Radian Asset Assurance INS)/(Bank of Nova Scotia, Toronto LIQ), 3.770%, 4/4/2007	7,500,000
11,900,000	[2,3]	Hawaii State, (Series 2001-738) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.690%, 4/5/2007	11,900,000
4,280,000	[2,3]	Hawaii State, ROCs (Series 6062) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.710%, 4/5/2007	4,280,000
4,290,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (MBIA Insurance Corp. INS)/ (U.S. Bank, N.A. LIQ), 3.690%, 4/5/2007	4,290,000
3,525,000	[2,3]	University of Hawaii, (PZ-128) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 4/5/2007	3,525,000
		TOTAL	31,675,000
		Illinois--3.7%
3,500,000	[2,3]	Chicago, IL Housing Authority Capital Program, Roaring Forks (Series 2006-17) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.720%, 4/5/2007	3,500,000
4,920,000	[2,3]	Chicago, IL O'Hare International Airport, MERLOTS (Series 2002 A25) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.690%, 4/4/2007	4,920,000
14,960,000	[2,3]	Chicago, IL O'Hare International Airport, Solar Eclipse (Series 2006-0006) Weekly VRDNs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.690%, 4/5/2007	14,960,000
9,500,000		Chicago, IL, (Series 2005) Weekly VRDNs (Joseph Kellman Community Center)/(Fifth Third Bank, Cincinnati LOC), 3.670%, 4/5/2007	9,500,000
10,000,000	[2,3]	Chicago, IL, Variable Rate Certificates (Series 1998M) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.750%, 4/5/2007	10,000,000
1,000,000		Illinois Development Finance Authority IDB Weekly VRDNs (Aurora Central Catholic High School)/(Allied Irish Banks PLC LOC), 3.910%, 4/4/2007	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Illinois--continued
$5,095,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (St. Paul's House)/(LaSalle Bank, N.A. LOC), 3.660%, 4/4/2007	$5,095,000
2,375,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Kohl Children's Museum of Greater Chicago, Inc.)/(Fifth Third Bank, Cincinnati LOC), 3.660%, 4/4/2007	2,375,000
1,200,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.670%, 4/4/2007	1,200,000
750,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (FHLB of Chicago LIQ), 3.720%, 4/4/2007	750,000
22,495,000	[2,3]	Illinois State, Class A Certificates (Series 2002-189) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.700%, 4/5/2007	22,495,000
5,095,000	[2,3]	Kane & DeKalb Counties, IL Community Unit School District No. 301, PUTTERs (Series 1458) Weekly VRDNs (MBIA Insurance Corp. INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.720%, 4/5/2007	5,095,000
7,045,000	[2,3]	Regional Transportation Authority, IL, AUSTIN (Series 2003C) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.730%, 4/5/2007	7,045,000
8,775,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2001-A48) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.690%, 4/4/2007	8,775,000
9,880,000	[2,3]	Regional Transportation Authority, IL, MERLOTS (Series 2002-A24) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.690%, 4/4/2007	9,880,000
865,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 3.860%, 4/5/2007	865,000
		TOTAL	107,455,000
		Indiana--3.3%
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 3.750%, 4/5/2007	8,850,000
7,500,000		Carmel Clay Schools, IN, 4.00% TANs, 12/28/2007	7,517,207
820,000		Carmel, IN, (Series 1996-A) Weekly VRDNs (Telamon Corp.)/(LaSalle Bank, N.A. LOC), 3.810%, 4/5/2007	820,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/ (U.S. Bank, N.A. LOC), 3.750%, 4/5/2007	9,500,000
1,515,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 3.810%, 4/5/2007	1,515,000
8,070,000	[2,3]	Indiana Health & Educational Facility Financing Authority, (PA-1411) Weekly VRDNs (Clarian Health Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 4/5/2007	8,070,000
3,100,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.730%, 4/4/2007	3,100,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Indiana--continued
$1,840,000	[2,3]	Indiana State HFA, MERLOTS (Series 2001-A2) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 4/4/2007	$1,840,000
6,848,000		Portage, IN EDRB, (Series 1995A: Port Crossing III) Weekly VRDNs (Pedcor Investments-1995-XXIII LP)/(FHLB of Indianapolis LOC), 3.740%, 4/5/2007	6,848,000
7,000,000		Richmond, IN EDA Weekly VRDNs (Gannett Co., Inc.), 3.900%, 4/4/2007	7,000,000
4,990,000	[2,3]	Wayne Township, IN Marion County School Building Corp., Solar Eclipse (Series 2006-0015) Weekly VRDNs (FGIC INS)/(U.S. Bank, N.A. LIQ), 3.690%, 4/5/2007	4,990,000
5,800,000		Westfield Washington, IN Schools, 4.25% TANs, 12/31/2007	5,824,496
12,300,000		Whiting, IN Environmental Facilities Revenue, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.850%, 4/2/2007	12,300,000
4,740,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 3.730%, 4/5/2007	4,740,000
12,055,000	[2,3]	Zionsville, IN Community Schools Building Corp., (PT-3854) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.710%, 4/5/2007	12,055,000
		TOTAL	94,969,703
		Iowa--0.4%
800,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 3.850%, 4/5/2007	800,000
11,810,000	[2,3]	Tobacco Settlement Authority, IA, ROCs (Series 456CE) Weekly VRDNs (Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.720%, 4/5/2007	11,810,000
		TOTAL	12,610,000
		Kansas--0.6%
6,000,000		Manhattan, KS IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.790%, 4/5/2007	6,000,000
10,690,000		Olathe, KS, (Series A), 4.50% BANs, 6/1/2007	10,703,498
		TOTAL	16,703,498
		Kentucky--1.4%
8,500,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.750%, 4/4/2007	8,500,000
3,000,000		Calvert City, KY Pollution Control, (Series 1993A) Weekly VRDNs (Air Products & Chemicals, Inc.), 3.660%, 4/5/2007	3,000,000
3,340,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 3.850%, 4/5/2007	3,340,000
5,000,000	[2,3]	Louisville & Jefferson County, KY Metropolitan Government, (PA-1416) Weekly VRDNs (Norton Healthcare, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.730%, 4/5/2007	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Kentucky--continued
$19,250,000		Madisonville, KY Hospital Revenue Bonds, (Series 2006) Weekly VRDNs (Trover Clinic Foundation, Inc.)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.690%, 4/5/2007	$19,250,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 3.850%, 4/5/2007	100,000
		TOTAL	39,190,000
		Louisiana--1.7%
6,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Louisiana Non-AMT) (Series 2002-17) Weekly VRDNs (Louisiana State Gas & Fuels)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.700%, 4/5/2007	6,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 3.800%, 4/5/2007	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, (Series 2002) Weekly VRDNs (Isidore Newman School)/(SunTrust Bank LOC), 3.710%, 4/4/2007	12,000,000
5,995,000	[2,3]	Louisiana Public Facilities Authority, (MT-197), 3.66% TOBs (Ochsner Clinic Foundation)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/8/2007	5,995,000
21,980,000	[2,3]	Louisiana State, PUTTERs (Series 1254), 3.70% TOBs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), Optional Tender 7/26/2007	21,980,000
		TOTAL	48,975,000
		Maryland--0.4%
6,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2006N), 3.72% BANs, 9/12/2007	6,000,000
4,250,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.700%, 4/3/2007	4,250,000
		TOTAL	10,250,000
		Massachusetts--11.3%
12,549,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2000-2), 3.70% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/1/2007	12,549,000
8,000,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/ (Series 2001-4), 3.65% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/6/2007	8,000,000
1,950,000	[2,3]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.690%, 4/5/2007	1,950,000
8,530,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2002-A9) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.680%, 4/4/2007	8,530,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$4,685,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 1457) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.680%, 4/5/2007	$4,685,000
41,245,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS), JPMorgan Chase Bank, N.A. LIQ), 3.680%, 4/5/2007	41,245,000
6,790,000		Gloucester, MA, 4.00% BANs, 9/21/2007	6,799,573
11,500,000	[2,3]	Massachusetts Bay Transit Authority Assessment Bonds, TICs/TOCs (Series 2004-D) Weekly VRDNs (Goldman Sachs Group, Inc. LIQ), 3.670%, 4/5/2007	11,500,000
18,110,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.680%, 4/5/2007	18,110,000
29,500,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 3.690%, 4/5/2007	29,500,000
13,200,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 3.680%, 4/4/2007	13,200,000
4,975,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 3.680%, 4/4/2007	4,975,000
13,000,000		Massachusetts HEFA, (Series EE), 3.62% CP (Harvard University), Mandatory Tender 4/5/2007	13,000,000
15,123,000		Massachusetts HEFA, (Series EE), 3.68% CP (Harvard University), Mandatory Tender 7/12/2007	15,123,000
10,150,000	[2,3]	Massachusetts HEFA, MERLOTS (Series 2000-T) Weekly VRDNs (Simmons College)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 4/4/2007	10,150,000
19,100,000		Massachusetts IFA, (Series 1992B), 3.69% CP (New England Power Co.), Mandatory Tender 5/24/2007	19,100,000
15,000,000		Massachusetts IFA, (Series 1992B), 3.70% CP (New England Power Co.), Mandatory Tender 6/13/2007	15,000,000
10,320,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Mount Ida College)/ (Bank of America N.A. LOC), 3.700%, 4/5/2007	10,320,000
5,500,000	[2,3]	Massachusetts Municipal Wholesale Electric Co., Floater Certificates (Series 2001-674) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.680%, 4/5/2007	5,500,000
1,615,000	[2,3]	Massachusetts School Building Authority, ROCs (Series 613) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.700%, 4/5/2007	1,615,000
5,090,000	[2,3]	Massachusetts State College Building Authority, MERLOTS (Series 2000-B11) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 4/4/2007	5,090,000
1,060,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 3.680%, 4/5/2007	1,060,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Massachusetts--continued
$2,500,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(Citizens Bank of Massachusetts LOC), 3.660%, 4/5/2007	$2,500,000
6,360,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(Citizens Bank of Massachusetts LOC), 3.680%, 4/4/2007	6,360,000
10,000,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Northfield Mount Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.730%, 4/5/2007	10,000,000
6,000,000		Massachusetts State Development Finance Agency, (Series 2004B) Weekly VRDNs (Northfield Mount Hermon School)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.730%, 4/5/2007	6,000,000
18,390,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 3.700%, 4/4/2007	18,390,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 3.670%, 4/5/2007	5,000,000
10,000,000	[2,3]	Massachusetts State HFA, MERLOTS (Series 1999H) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.680%, 4/4/2007	10,000,000
11,350,000	[2,3]	Massachusetts Turnpike Authority, Floater Certificates (Series 2000-335) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.680%, 4/5/2007	11,350,000
1,100,000	[2,3]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.680%, 4/4/2007	1,100,000
		TOTAL	327,701,573
		Michigan--1.8%
8,465,000	[2,3]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	8,465,000
4,160,000	[2,3]	Michigan State Building Authority, ROCs 7039 Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.710%, 4/5/2007	4,160,000
40,000,000		Michigan State, (Series A), 4.25% TRANs (DePfa Bank PLC LOC), 9/28/2007	40,105,648
		TOTAL	52,730,648
		Minnesota--1.9%
3,000,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT) (Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.660%, 4/5/2007	3,000,000
16,000,000	[2,3]	Becker, MN, (Series 2005 FR/RI-FP13) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.740%, 4/5/2007	16,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Minnesota--continued
$13,875,000	[2,3]	Becker, MN, (Series 2006 FR/RI-FP1) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 3.740%, 4/5/2007	$13,875,000
620,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 3.850%, 4/5/2007	620,000
7,585,000	[2,3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, Class A Certificates (Series 2007-292) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.710%, 4/5/2007	7,585,000
15,000,000	[2,3]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, GS Trust (Series 2007-1G) Weekly VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.700%, 4/5/2007	15,000,000
		TOTAL	56,080,000
		Mississippi--0.7%
6,805,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Jackson Heart Realty LLC)/(First Tennessee Bank, N.A. LOC), 3.710%, 4/5/2007	6,805,000
5,460,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 3.720%, 4/5/2007	5,460,000
6,785,000	[2,3]	Mississippi Hospital Equipment & Facilities Authority, (Series 2004 FR/RI-L70) Weekly VRDNs (Baptist Memorial Healthcare)/(Lehman Brothers Holdings, Inc. LIQ), 3.700%, 4/4/2007	6,785,000
500,000		Senatobia, MS Weekly VRDNs (Deltona Lighting Products, Inc.)/(Wachovia Bank N.A. LOC), 3.810%, 4/6/2007	500,000
		TOTAL	19,550,000
		Missouri--1.2%
6,656,000		Branson Creek, MO Community Improvement District, Special Assessment Bonds (Series 2002) Weekly VRDNs (Regions Bank, Alabama LOC), 3.910%, 4/4/2007	6,656,000
1,170,000		Missouri Development Finance Board, (Series 1995) Weekly VRDNs (Wilson Trailer Sales, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.750%, 4/5/2007	1,170,000
5,700,000		Missouri State HEFA, (Series 2002) Weekly VRDNs (Barstow School)/ (Commerce Bank, N.A., Kansas City LOC), 3.700%, 4/5/2007	5,700,000
19,900,000	[2,3]	St. Louis, MO, SPEARs (DB-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(MBIA Insurance Corp. INS)/(Deutsche Bank AG LIQ), 3.720%, 4/5/2007	19,900,000
		TOTAL	33,426,000
		Multi State--11.8%
23,164,272	[2,3]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 3.860%, 4/5/2007	23,164,272
5,095,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.830%, 4/5/2007	5,095,000
18,085,000	[2,3]	Clipper Tax-Exempt Certificates Trust (AMT MultiState) (Series 1999-3) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.800%, 4/5/2007	18,085,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Multi State--continued
$26,298,000	[2,3]	Clipper Tax-Exempt Certificates Trust (AMT Multistate) (Series 2002-09) Weekly VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS), State Street Bank and Trust Co. LIQ), 3.800%, 4/5/2007	$26,298,000
45,904,332	[2,3]	GS Pool Trust (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 3.780%, 4/5/2007	45,904,332
10,000,000	[2,3]	JPMorgan Chase & Co I-PUTTERs Trust (Series 1750P) Weekly VRDNs (Texas Permanent School Fund Guarantee Program GTD)/(AMBAC, FGIC, FSA, MBIA Insurance Corp. INS), JPMorgan Chase Bank, N.A. LIQ), 3.870%, 4/6/2007	10,000,000
8,990,000	[2,3]	Massachusetts State Special Obligation Revenue, (Series 5018 BBT) Weekly VRDNs (FGIC INS)/(Branch Banking & Trust Co. LIQ), 3.670%, 4/5/2007	8,990,000
91,330,000	[2,3]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FGIC, FSA, MBIA Insurance Corp. INS), Merrill Lynch & Co., Inc. LIQ), 3.850%, 4/5/2007	91,330,000
102,940,000	[2,3]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.850%, 4/5/2007	102,940,000
10,790,000	[2,3]	TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.700%, 4/5/2007	10,790,000
		TOTAL	342,596,604
		Nebraska--0.5%
8,555,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(LaSalle Bank, N.A. LOC), 3.770%, 4/5/2007	8,555,000
490,000		Douglas County, NE Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 3.850%, 4/5/2007	490,000
405,000		Douglas County, NE, Industrial Development Revenue Refunding Bonds (Series 1994) Weekly VRDNs (Omaha Fixture Manufacturing Project)/ (JPMorgan Chase Bank, N.A. LOC), 3.750%, 4/5/2007	405,000
159,000		Nebraska Investment Finance Authority, (Series 2001 F) Weekly VRDNs (FHLB of Topeka LIQ), 3.710%, 4/4/2007	159,000
3,320,000	[2,3]	Nebraska Investment Finance Authority, MERLOTS (Series 1999A) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 4/5/2007	3,320,000
		TOTAL	12,929,000
		Nevada--0.2%
2,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2005D-1) Weekly VRDNs (FGIC INS)/(Bayerische Landesbank and Landesbank Baden-Wuerttemberg LIQs), 3.660%, 4/4/2007	2,500,000
2,500,000		Truckee Meadows, NV Water Authority, (Series 2006B), 3.65% CP (Lloyds TSB Bank PLC, London LOC), Mandatory Tender 6/6/2007	2,500,000
		TOTAL	5,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Hampshire--0.4%
$12,000,000		New Hampshire Higher Educational & Health Facilities Authority, (Series 2006) Weekly VRDNs (Frisbie Memorial Hospital)/(Bank of America N.A. LOC), 3.680%, 4/5/2007	$12,000,000
740,000	[2,3]	New Hampshire State HFA, MERLOTS (Series 2002-A4) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.740%, 4/4/2007	740,000
		TOTAL	12,740,000
		New Jersey--6.1%
10,000,000		Barnegat Township, NJ Board of Education, 4.50% BANs, 7/6/2007	10,016,438
5,000,000		Collingswood, NJ, 4.65% BANs, 7/11/2007	5,009,975
1,500,000		Fanwood, NJ, 4.75% BANs, 8/8/2007	1,504,593
8,399,000		Hazlet Township, NJ, 4.50% BANs, 8/3/2007	8,418,227
7,000,000		Highland Park, NJ School District, 4.00% BANs, 11/14/2007	7,013,838
12,714,000		Hopatcong, NJ, 4.50% BANs, 8/10/2007	12,746,304
4,356,725		Lambertville, NJ, 4.50% BANs, 8/17/2007	4,368,618
3,089,000		Long Branch, NJ, 4.75% BANs, 5/25/2007	3,092,738
3,331,000		Mount Arlington, NJ, 4.50% BANs, 8/16/2007	3,339,663
1,705,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (Wiley Mission)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.650%, 4/6/2007	1,705,000
6,430,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.650%, 4/5/2007	6,430,000
2,500,000		New Jersey Health Care Facilities Financing Authority, (Series 2005) Daily VRDNs (Recovery Management Systems, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.650%, 4/5/2007	2,500,000
1,000,000		New Jersey State Educational Facilities Authority, (2003 Series A) Daily VRDNs (Centenary College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.650%, 4/5/2007	1,000,000
12,165,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3012) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.710%, 4/5/2007	12,165,000
10,000,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3027) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.710%, 4/5/2007	10,000,000
14,995,000	[2,3]	New Jersey Turnpike Authority, (PA-824R) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 4/5/2007	14,995,000
2,500,000	[2,3]	Newark, NJ Housing Authority, (PA-1268) Weekly VRDNs (Port Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.680%, 4/5/2007	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		New Jersey--continued
$5,439,000		North Brunswick Township, NJ Board of Education, 4.00% GANs, 10/24/2007	$5,446,981
4,500,000		North Wildwood, NJ, 4.00% BANs, 12/14/2007	4,512,232
2,370,000		Pequannock Township, NJ, 4.50% BANs, 8/3/2007	2,375,427
4,337,420		Phillipsburg, NJ, 4.25% BANs, 9/13/2007	4,348,194
3,200,000		Pilesgrove Township, NJ, 4.25% BANs, 8/30/2007	3,206,651
9,007,000		Point Pleasant Beach, NJ, 4.00% BANs, 8/1/2007	9,018,251
2,140,000		Raritan Township, NJ, 4.00% BANs, 8/24/2007	2,143,282
3,781,450		Spring Lake Boro, NJ, 4.25% BANs, 10/19/2007	3,794,507
17,895,000	[2,3]	Tobacco Settlement Financing Corp., NJ, (MT-359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.710%, 4/5/2007	17,895,000
10,000,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 3.700%, 4/5/2007	10,000,000
4,500,000		Wall Township, NJ, 4.50% BANs, 8/15/2007	4,510,643
2,745,765		West Deptford Township, NJ, 4.25% BANs, 6/21/2007	2,749,032
		TOTAL	176,805,594
		New Mexico--1.1%
2,000,000		Albuquerque, NM, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/ (Wells Fargo Bank, N.A. LOC), 3.850%, 4/5/2007	2,000,000
9,672,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Mexico-AMT) (Series 2005-15) Weekly VRDNs (New Mexico Mortgage Finance Authority)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 3.740%, 4/5/2007	9,672,000
20,821,831		New Mexico Mortgage Finance Authority, (Series 2006), 4.522% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	20,821,831
		TOTAL	32,493,831
		New York--1.6%
3,900,000	[2,3]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 4/4/2007	3,900,000
20,000,000		New York City, NY Municipal Water Finance Authority, (Series 1), 3.68% CP, Mandatory Tender 6/13/2007	20,000,000
20,000,000		New York City, NY Municipal Water Finance Authority, (Series 5), 3.70% CP, Mandatory Tender 6/14/2007	20,000,000
1,000,000	[2,3]	New York State Dormitory Authority, MERLOTS (Series 2001-A30) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.680%, 4/4/2007	1,000,000
		TOTAL	44,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--5.0%
$600,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.680%, 4/5/2007	$600,000
2,015,000		McDowell County, NC Industrial Facilities and PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 3.680%, 4/5/2007	2,015,000
10,000,000	[2,3]	North Carolina Capital Facilities Finance Agency, (PT-3690) Weekly VRDNs (Duke University)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 4/5/2007	10,000,000
5,715,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 3.660%, 4/5/2007	5,715,000
2,800,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 3.710%, 4/5/2007	2,800,000
1,830,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 3.660%, 4/5/2007	1,830,000
2,905,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 3.660%, 4/5/2007	2,905,000
2,360,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.690%, 4/4/2007	2,360,000
3,800,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 3.660%, 4/5/2007	3,800,000
4,355,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 3.680%, 4/5/2007	4,355,000
4,500,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 3.680%, 4/5/2007	4,500,000
8,495,000	[2,3]	North Carolina Capital Facilities Finance Agency, MuniTOPS (Series 2006-75) Weekly VRDNs (Duke University)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.700%, 4/5/2007	8,495,000
7,170,000	[2,3]	North Carolina Capital Facilities Finance Agency, ROCs (Series 9048) Weekly VRDNs (Duke University)/(Citigroup, Inc. LIQ), 3.710%, 4/5/2007	7,170,000
16,000,000		North Carolina Capital Facilities Finance Agency, Solid Waste Disposal Revenue Bonds Series 2006A) Weekly VRDNs (Duke Energy Corp.)/(Wachovia Bank N.A. LOC), 3.690%, 4/5/2007	16,000,000
5,585,000	[2,3]	North Carolina Eastern Municipal Power Agency, Macon Trust (Series 2005G) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.700%, 4/5/2007	5,585,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		North Carolina--continued
$4,310,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Centura Bank LOC), 3.660%, 4/5/2007	$4,310,000
6,300,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 3.750%, 4/5/2007	6,300,000
6,975,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 3.690%, 4/4/2007	6,975,000
4,000,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 3.680%, 4/5/2007	4,000,000
5,000,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 3.680%, 4/5/2007	5,000,000
4,000,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 3.680%, 4/5/2007	4,000,000
5,700,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC), 3.368%, 4/5/2007	5,700,000
4,915,000	[2,3]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.700%, 4/5/2007	4,915,000
5,000,000		Union County, NC, 3.65% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 7/31/2007	5,000,000
10,000,000		Union County, NC, 3.66% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 5/18/2007	10,000,000
10,000,000		Wake County, NC, 3.60% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 5/22/2007	10,000,000
		TOTAL	144,330,000
		Ohio--5.0%
9,630,000	[2,3]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT) (Series 2002-6) Weekly VRDNs (Monroe, OH Local School District)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.680%, 4/5/2007	9,630,000
4,000,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.680%, 4/5/2007	4,000,000
2,650,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/ (AMBAC INS)/(Harris, N.A. LIQ), 3.680%, 4/5/2007	2,650,000
8,000,000	[2,3]	Cleveland, OH Airport System, (Series 2001) SGA-126 Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 3.690%, 4/4/2007	8,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Ohio--continued
$2,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Witco Corp.)/(Bank of America N.A. LOC), 3.750%, 4/5/2007	$2,500,000
2,000,000		Geauga County, OH, 4.50% BANs, 8/28/2007	2,006,695
20,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Stratford Heights)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 3.700%, 4/5/2007	20,000,000
13,565,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.730%, 4/4/2007	13,565,000
4,000,000	[2,3]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.740%, 4/5/2007	4,000,000
2,615,000		Ohio State Higher Educational Facilities Commission Weekly VRDNs (Wilberforce College)/(Fifth Third Bank, Cincinnati LOC), 3.780%, 4/5/2007	2,615,000
9,995,000	[2,3]	Ohio State Turnpike Commission, Class A Certificates (Series 2002-200) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.700%, 4/5/2007	9,995,000
6,600,000	[2,3]	Ohio State Turnpike Commission, Floater Certificates 1998-71 Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.690%, 4/5/2007	6,600,000
20,250,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/ (Barclays Bank PLC LOC), 3.680%, 4/4/2007	20,250,000
23,440,000	[2,3]	Ohio State, (PT-3802) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.720%, 4/5/2007	23,440,000
15,910,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 3.710%, 4/5/2007	15,910,000
		TOTAL	145,161,695
		Oklahoma--0.1%
1,105,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds, 5.00% Bonds (Western Heights Public Schools)/(Assured Guaranty Corp. INS), 9/1/2007	1,110,922
765,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds, 5.00% Bonds (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2007	769,101
		TOTAL	1,880,023
		Pennsylvania--1.1%
1,360,000		Allegheny County, PA HDA, (Series B1) Weekly VRDNs (Presbyterian University Hospital)/(JPMorgan Chase Bank, N.A. LOC), 3.700%, 4/5/2007	1,360,000
7,970,000	[2,3]	Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT) Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.700%, 4/5/2007	7,970,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Pennsylvania--continued
$600,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 3.670%, 4/5/2007	$600,000
3,625,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002A) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.680%, 4/5/2007	3,625,000
8,115,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.680%, 4/5/2007	8,115,000
11,290,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.680%, 4/5/2007	11,290,000
		TOTAL	32,960,000
		South Carolina--2.3%
400,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 3.750%, 4/4/2007	400,000
1,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 3.750%, 4/4/2007	1,000,000
15,775,000	[2,3]	Greer, SC Combined Utility System, MERLOTS (Series 2002 A-30) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.690%, 4/4/2007	15,775,000
8,235,000	[2,3]	Medical University of South Carolina Hospital Authority, AUSTIN (Series 2005A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.700%, 4/5/2007	8,235,000
11,010,000	[2,3]	Piedmont Municipal Power Agency, SC, MERLOTS (Series 2000 A5) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.690%, 4/4/2007	11,010,000
2,500,000		South Carolina Jobs-EDA, (Series 2005A) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(RBC Centura Bank LIQ), 3.710%, 4/5/2007	2,500,000
6,000,000		South Carolina State Public Service Authority (Santee Cooper), 3.62% CP, Mandatory Tender 4/5/2007	6,000,000
15,956,000		South Carolina State Public Service Authority (Santee Cooper), 3.65% CP, Mandatory Tender 5/24/2007	15,956,000
4,995,000	[2,3]	South Carolina Transportation Infrastructure Bank, PUTTERs (Series 1285Z) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.720%, 4/5/2007	4,995,000
		TOTAL	65,871,000
		South Dakota--0.1%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (Landesbank Hessen-Thueringen (GTD) LIQ), 3.720%, 4/5/2007	1,000,000
805,000	[2,3]	South Dakota Housing Development Authority, MERLOTS (Series 2001 A32) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.690%, 4/4/2007	805,000
		TOTAL	1,805,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Tennessee--1.5%
$15,315,000		Chattanooga, TN Health & Housing Facility Board, (Series 2004-A) Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 3.680%, 4/5/2007	$15,315,000
4,995,000	[2,3]	Shelby County, TN Health Education & Housing Facilities Board, PUTTERs (Series 254) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.810%, 4/5/2007	4,995,000
8,500,000	[2,3]	Tennessee Energy Acquisition Corp., (MT-336) Weekly VRDNs (BNP Paribas SA LIQ), 3.710%, 4/5/2007	8,500,000
15,000,000	[2,3]	Tennessee Energy Acquisition Corp., (PT-3907) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 4/5/2007	15,000,000
100,000		Washington County, TN IDB, (Series 1996) Weekly VRDNs (Springbrook Properties)/(SunTrust Bank LOC), 3.660%, 4/4/2007	100,000
		TOTAL	43,910,000
		Texas--13.8%
6,555,000	[2,3]	Austin, TX Water and Wastewater System, MERLOTS (Series 2002-A1) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.690%, 4/4/2007	6,555,000
18,245,000	[2,3]	Austin, TX, MERLOTS (Series 2000 A3) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.690%, 4/4/2007	18,245,000
7,100,000		Brazoria County, TX HFDC, (Series 1999) Weekly VRDNs (Brazosport Memorial Hospital)/(JPMorgan Chase Bank, N.A. LOC), 3.730%, 4/5/2007	7,100,000
24,125,000		Brazos River Authority, TX, (Series 2001 D-1) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.700%, 4/4/2007	24,125,000
17,300,000		Brazos River Authority, TX, (Series 2001 D-2) Weekly VRDNs (TXU Energy Co. LLC)/(Wachovia Bank N.A. LOC), 3.700%, 4/4/2007	17,300,000
10,125,000	[2,3]	Brazos River Authority, TX, ROCs (Series 459CE) Weekly VRDNs (TXU Energy Co. LLC)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.750%, 4/5/2007	10,125,000
7,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 3.700%, 4/5/2007	7,000,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 4.000%	900,000
26,700,000		Gulf Coast, TX IDA, Marine Terminal Revenue Bonds (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.850%, 4/2/2007	26,700,000
22,700,000		Gulf Coast, TX Waste Disposal Authority, (Series 1993) Daily VRDNs (BP Amoco Corp.), 3.850%, 4/2/2007	22,700,000
8,610,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.850%, 4/2/2007	8,610,000
1,200,000		Gulf Coast, TX Waste Disposal Authority, (Series 1994) Daily VRDNs (BP Amoco Corp.), 3.850%, 4/2/2007	1,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Texas--continued
$10,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 1998) Daily VRDNs (BP Amoco Corp.), 3.850%, 4/2/2007	$10,000,000
3,500,000		Gulf Coast, TX Waste Disposal Authority, (Series 2002) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.850%, 4/2/2007	3,500,000
4,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(Republic Services, Inc. GTD), 4.040%, 4/5/2007	4,000,000
4,600,000		Gulf Coast, TX Waste Disposal Authority, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 3.850%, 4/2/2007	4,600,000
51,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(FGIC INS)/(Citibank NA, New York and JPMorgan Chase Bank, N.A. LIQs), 3.700%, 4/5/2007	51,000,000
10,000,000		Harris County, TX HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX), 3.770%, 4/2/2007	10,000,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 3.860%, 4/4/2007	955,000
4,995,000	[2,3]	Harris County, TX, Class A Certificates (Series 2006-280) Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 3.700%, 4/5/2007	4,995,000
2,700,000		Houston, TX Higher Education Finance Corp., (Series 2000) Weekly VRDNs (Houston Baptist University Project)/(JPMorgan Chase Bank, N.A. LOC), 3.730%, 4/5/2007	2,700,000
20,075,000	[2,3]	Houston, TX Water & Sewer System, Class A Certificates (Series 2002-187) Weekly VRDNs (FSA INS)/(Bear Stearns Cos., Inc. LIQ), 3.700%, 4/5/2007	20,075,000
6,525,000	[2,3]	Houston, TX Water & Sewer System, Variable Certificates (Series 2002F) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.730%, 4/5/2007	6,525,000
19,300,000		Houston, TX, (Series E), 3.67% CP, Mandatory Tender 7/17/2007	19,300,000
12,780,000		Lower Neches Valley Authority, TX, (Series 2001 B-2) Daily VRDNs (Exxon Mobil Corp.), 3.800%, 4/2/2007	12,780,000
2,700,000		Splendora, TX Higher Education Facilities Corp., (Series 2001) Weekly VRDNs (Oak Cliff Bible Fellowship)/(Bank of America N.A. LOC), 3.660%, 4/5/2007	2,700,000
8,000,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1453) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 4/5/2007	8,000,000
43,480,000	[2,3]	Texas Municipal Gas Acquisition & Supply Corp. I, (PA-1462) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.730%, 4/5/2007	43,480,000
19,580,000		Texas State Department of Housing & Community Affairs, (Series 2005A) Weekly VRDNs (FSA INS)/(DePfa Bank PLC LIQ), 3.720%, 4/5/2007	19,580,000
4,695,000	[2,3]	Texas State Transportation Commission, Macon Trust (Series 2005I) Weekly VRDNs (Texas State)/(Bank of America N.A. LIQ), 3.690%, 4/5/2007	4,695,000
20,000,000	[2,3]	Texas State Transportation Commission, PUTTERS (Series 1521) Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 4/5/2007	20,000,000
		TOTAL	399,445,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Utah--1.3%
$21,300,000		Murray City, Utah Hospital Revenue, (Series 2005C) Weekly VRDNs (IHC Health Services, Inc.)/(Citibank NA, New York LIQ), 3.700%, 4/5/2007	$21,300,000
10,000,000		Utah State Water Finance Agency, (Series A-18) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 4/4/2007	10,000,000
5,000,000		Utah State Water Finance Agency, (Series A-19) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 4/4/2007	5,000,000
2,600,000		Weber County, UT IDRB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 3.790%, 4/5/2007	2,600,000
		TOTAL	38,900,000
		Virginia--1.1%
3,740,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 3.710%, 4/4/2007	3,740,000
25,438,000		Henrico County, VA EDA, (Series 2000) Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 3.710%, 4/4/2007	25,438,000
3,450,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 3.660%, 4/4/2007	3,450,000
		TOTAL	32,628,000
		Washington--2.4%
6,995,000	[2,3]	Energy Northwest, WA, (PT-734) Weekly VRDNs (MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.710%, 4/5/2007	6,995,000
2,600,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 3.710%, 4/5/2007	2,600,000
24,000,000		Issaquah Community Properties, WA, (Series 2001B) Weekly VRDNs (Bank of America N.A. LOC), 3.710%, 4/5/2007	24,000,000
9,790,000	[2,3]	Seattle, WA Municipal Light & Power, MERLOTS (Series 2001 A42) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.690%, 4/4/2007	9,790,000
13,250,000		Tacoma, WA Housing Authority, (Series 2001: Sunset Apartments) Weekly VRDNs (South Hill Associates LP)/(FNMA LOC), 3.730%, 4/5/2007	13,250,000
3,695,000	[2,3]	Washington State, (PT-2095) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.720%, 4/5/2007	3,695,000
10,395,000	[2,3]	Washington State, PUTTERs (Series 1422) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.700%, 4/5/2007	10,395,000
		TOTAL	70,725,000
		West Virginia--0.9%
9,500,000		Grant County, WV County Commission, PCRB (Series 1994), 3.68% CP (Virginia Electric & Power Co.), Mandatory Tender 4/12/2007	9,500,000
16,500,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 3.74% CP (Virginia Electric & Power Co.), Mandatory Tender 5/24/2007	16,500,000
		TOTAL	26,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1]
		Wisconsin--1.2%
$3,115,000	[2,3]	Badger, WI Tobacco Asset Securitization Corp., (PA-1361) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.740%, 4/5/2007	$3,115,000
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(LaSalle Bank, N.A. LOC), 3.850%, 4/5/2007	2,650,000
16,380,000		Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.720%, 4/4/2007	16,380,000
6,900,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 3.720%, 4/4/2007	6,900,000
6,525,000		Wisconsin State HEFA, (Series 2006) Weekly VRDNs (16th Street Community Health Center, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.730%, 4/4/2007	6,525,000
		TOTAL	35,570,000
		TOTAL MUNICIPAL INVESTMENTS--98.7% (AT AMORTIZED COST) [4]	2,854,829,270
		OTHER ASSETS AND LIABILITIES - NET--1.3%	37,922,739
		TOTAL NET ASSETS--100%	$2,892,752,009

Securities that are subject to the federal alternative minimum tax (AMT) represent 17.6% of the portfolio as calculated based upon total market value (percentage is unaudited).

1 Current rate and next reset date shown for Variable Rate Demand Notes.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2007, these restricted securities amounted to $1,433,188,104, which represented 49.5% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At March 31, 2007, these liquid restricted securities amounted to $1,433,188,104, which represented 49.5% of total net assets.

4 Also represents cost for federal tax purposes.

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31, 2007, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value

First Tier	Second Tier
97.2%	2.8%

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts--Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PCRB	--Pollution Control Revenue Bond
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Offer Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

March 31, 2007

Assets:
Total investments in securities, at amortized cost and value		$2,854,829,270
Income receivable		18,316,420
Receivable for shares sold		26,711,979
TOTAL ASSETS		2,899,857,669
Liabilities:
Payable for shares redeemed	$3,242,017
Payable to bank	273,053
Income distribution payable	2,655,628
Payable for shareholder services fee (Note 5)	672,794
Accrued expenses	262,168
TOTAL LIABILITIES		7,105,660
Net assets for 2,892,805,797 shares outstanding		$2,892,752,009
Net Assets Consist of:
Paid-in capital		$2,892,756,647
Accumulated net realized gain on investments		2,003
Distributions in excess of net investment income		(6,641)
TOTAL NET ASSETS		$2,892,752,009
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Investment Shares:
$2,670,031,144 ÷ 2,670,010,294 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$222,720,865 ÷ 222,795,503 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended March 31, 2007

Investment Income:
Interest			$97,953,613
Expenses:
Investment adviser fee (Note 5)		$13,543,209
Administrative personnel and services fee (Note 5)		2,152,629
Account administration fee--Institutional Service Shares		5,745
Custodian fees		106,693
Transfer and dividend disbursing agent fees and expenses--Investment Shares		1,756,633
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		12,998
Directors'/Trustees' fees		26,081
Auditing fees		17,541
Legal fees		17,112
Portfolio accounting fees		174,012
Shareholder services fee--Investment Shares (Note 5)		3,762,103
Shareholder services fee--Institutional Service Shares (Note 5)		548,098
Share registration costs		120,764
Printing and postage		101,728
Insurance premiums		19,613
Miscellaneous		5,007
TOTAL EXPENSES		22,369,966
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(1,595,726)
Waiver of administrative personnel and services fee	(88,644)
Waiver of shareholder services fee--Investment Shares	(7,375)
Waiver of shareholder services fee--Institutional Service Shares	(39,032)
Reimbursement of shareholder services fee-- Investment Shares	(28,117)
Reimbursement of shareholder services fee--Institutional Service Shares	(403,546)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,162,440)
Net expenses			20,207,526
Net investment income			77,746,087
Net realized gain on investments			76,129
Change in net assets resulting from operations			$77,822,216

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$77,746,087	$56,386,890
Net realized gain on investments	76,129	2,946
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	77,822,216	56,389,836
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(71,052,944)	(51,478,575)
Institutional Service Shares	(6,699,583)	(4,909,899)
Distributions from net realized gain on investments
Investment Shares	(50,960)	--
Institutional Service Shares	(4,861)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(77,808,348)	(56,388,474)
Share Transactions:
Proceeds from sale of shares	10,018,471,390	10,350,023,076
Net asset value of shares issued to shareholders in payment of distributions declared	71,331,141	51,484,241
Cost of shares redeemed	(9,948,694,552)	(10,382,231,624)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	141,107,979	19,275,693
Change in net assets	141,121,847	19,277,055
Net Assets:
Beginning of period	2,751,630,162	2,732,353,107
End of period (including distributions in excess of net investment income of $(6,641) and $(201), respectively)	$2,892,752,009	$2,751,630,162

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

March 31, 2007

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Tax-Free Instruments Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal alternative minimum tax for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gain and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except each class bears certain expenses unique to that class such as account administration, transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended March 31	2007	2006
Investment Shares:
Shares sold	8,720,033,306	9,488,525,209
Shares issued to shareholders in payment of distributions declared	69,728,206	49,757,451
Shares redeemed	(8,641,171,744)	(9,528,511,412)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	148,589,768	9,771,248

Year Ended March 31	2007	2006
Institutional Service Shares:
Shares sold	1,298,438,084	861,497,867
Shares issued to shareholders in payment of distributions declared	1,602,935	1,726,973
Shares redeemed	(1,307,522,808)	(853,720,213)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(7,481,789)	9,504,627
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	141,107,979	19,275,875

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$77,752,527	$56,388,474
Long-term capital gains	$ 55,821	$ --

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(9,926)
Undistributed ordinary income	$3,285
Undistributed long-term capital gain	$2,003

The Fund used capital loss carryforwards of $18,306 to offset taxable capital gains realized during the year ended March 31, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2007, the Adviser voluntarily waived $1,595,726 of its fee.

Commencing on December 7, 2004 and continuing through October 31, 2005, the Adviser reimbursed daily a portion of the investment advisory fee previously earned in connection with investment transactions with other funds managed by the Adviser or an affiliate of the Adviser. This reimbursement amounted to $305,575 for the year ended March 31, 2006.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2007, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the year ended March 31, 2007, FSSC voluntarily waived $46,407 of its fee and voluntarily reimbursed $431,663 of shareholder services fees. For the year ended March 31, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $6,938, of Service Fees for the year ended March 31, 2007.

Interfund Transactions

During the year ended March 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,005,445,455 and $2,540,880,455, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. LINE OF CREDIT

The Trust participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of March 31, 2007, there were no outstanding loans. During the year ended March 31, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than September 28, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2007, the amount of long-term capital gains designated by the Fund was $55,821.

At March 31, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF TAX-FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities of Tax-Free Instruments Trust (a portfolio of Money Market Obligations Trust) (the "Trust"), including the portfolio of investments, as of March 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Instruments Trust, a portfolio of Money Market Obligations Trust, at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
May 17, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: April 1989	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: October 1988	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1988	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER AND VICE PRESIDENT Began serving: November 1998	Principal Occupations : Mary Jo Ochson has been the Fund's Portfolio Manager since December 1982. Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations : Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Evaluation and Approval of Advisory Contract

TAX-FREE INSTRUMENTS TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was below the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements was above the median of the relevant peer group.

At the Senior Officer's recommendation, the Board reviewed the fees and other expenses of the Fund with the Adviser. After discussion regarding peer group classification, the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N187
Cusip 60934N195

8042604 (5/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $718,485

                  Fiscal year ended 2006 - $712,395

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $2,097

                  Transfer agent testing

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,616 and $12,791
      respectively.  Fiscal year ended 2007- Fees for review of N-14 merger documents.  Fiscal year ended 2006- Sarbanes Oxley sec. 302 procedures, fees for review of N-14 merger documents and Transfer Agent Service
      Auditors Report.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $22,593
      respectively.  Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2007 - 0%

            Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2007 - $184,390

            Fiscal year ended 2006 - $172,481

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE            MAY 21, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE            May 21, 2007

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE            May 21, 2007